Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjustment [Member] [1]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Accumulative other comprehensive income (loss) [Member]	Treasury stock [Member]	Unearned ESOP shares [Member]	Noncontrolling interests [Member]
Balance, beginning of period at Dec. 31, 2021			$ 20,057	$ 9,136	$ 60,196	$ 180,146			$ (1,746)	$ (79,757)	$ (646)	$ 2,503
Stockholders' Equity Period Increase (Decrease)
Stock issued			0							2,181
Stock redeemed			(609)
Stock-based compensation					1,002
Stock issued for employee plans, net					(900)
Other					21
Net income (loss)						13,677						(299)
Common stock dividends						(4,243)
Preferred stock dividends						(1,115)
Other comprehensive income (loss), net of tax	$ (11,614)	$ (11,616)							(11,616)			2
Stock repurchased										(6,033)
ESOP Preferred stock redeemed											646
Common stock issued to ESOP										747	(618)
Common stock released by ESOP											189
Stockholders' Equity, Other						(497)				9		(220)
Balance, end of period at Dec. 31, 2022	182,213		19,448	9,136	60,319	187,968			(13,362)	(82,853)	(429)	1,986
Balance, end of period (Accounting Standards Update 2022-02 [Member]) at Dec. 31, 2022							$ 323	$ 188,291
Stockholders' Equity Period Increase (Decrease)
Stock issued			1,725							1,892
Stock redeemed			(1,725)
Stock-based compensation					1,122
Stock issued for employee plans, net					(986)
Other					100
Net income (loss)						19,142						(113)
Common stock dividends						(4,879)
Preferred stock dividends						(1,141)
Other comprehensive income (loss), net of tax	1,784	1,782							1,782			2
Stock repurchased										(11,954)
ESOP Preferred stock redeemed											0
Common stock issued to ESOP										0	0
Common stock released by ESOP											429
Stockholders' Equity, Other						(277)				(45)		(167)
Balance, end of period at Dec. 31, 2023	187,443		19,448	$ 9,136	60,555	201,136			(11,580)	(92,960)	0	1,708
Balance, end of period (Accounting Standards Update 2023-02 [Member]) at Dec. 31, 2023							$ (158)	$ 200,978
Stockholders' Equity Period Increase (Decrease)
Stock issued			2,000							1,110
Stock redeemed			(2,840)
Stock-based compensation					1,281
Stock issued for employee plans, net					(1,162)
Other					143
Net income (loss)						19,722						243
Common stock dividends						(5,243)
Preferred stock dividends						(1,099)
Other comprehensive income (loss), net of tax	(596)	$ (596)							(596)			0
Stock repurchased										(19,630)
ESOP Preferred stock redeemed											0
Common stock issued to ESOP										0	0
Common stock released by ESOP											0
Stockholders' Equity, Other						(160)				17		(5)
Balance, end of period at Dec. 31, 2024	$ 181,066		$ 18,608		$ 60,817	$ 214,198			$ (12,176)	$ (111,463)	$ 0	$ 1,946

[1]	Effective January 1, 2024, we adopted ASU 2023-02 – Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method. For additional information, see Note 1 (Summary of Significant Accounting Policies). Effective January 1, 2023, we adopted ASU 2022-02 – Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures.